14. Intangible assets	12 Months Ended
Dec. 31, 2019
Intangible assets and goodwill [abstract]
Intangible assets

14.  Intangible assets

Intangible assets are measured at historical cost less accumulated amortization and impairment losses (if applicable) and reflect: (i) the purchase of authorizations and rights to use radio frequency bands, and (ii) software in use and/or development. Intangibles also include: (i) the purchase of the right to use the infrastructure of other companies, and (ii) goodwill on expectation of future profits in purchases of companies.

Amortization charges are calculated using the straight-line method over the estimated useful life of the assets contracted and over the terms of the authorizations. The useful life estimates of intangible assets are reviewed regularly.

Any financial charges on funds raised (that is, without a specific destination) and used to obtain a qualifying asset, meaning an asset that requires a significant time to be ready for use, are capitalized as a portion of the cost of the asset when it is likely to bring future economic benefits to the entity and such costs can be accurately measured. These costs are amortized throughout the estimated useful lives of the assets. As at December 31, 2019 and 2018, the Company has no indication of impairment in its intangible assets of defined and indefinite useful life.

The amounts of the SMP authorizations and rights to use radio frequencies, as well as software, goodwill and other items, were recorded as follows:

(a) Changes in intangibles

	Balance for Dec/18	Additions/ Amortization	Transfers	Other Changes (g)	Balance for Dec/19

Total cost of intangible assets, gross	29,366,779	961,213	-	(98,633)	30,229,359
Right to use software	17,142,641	-	1,041,741	-	18,184,382
Authorizations	7,638,970	26,968	2,255,625	(109,770)	9,811,793
Goodwill	1,527,219	-	-	-	1,527,219
Right to use infrastructure - LT Amazonas	198,202	-	-	(28,874)	169,328
Other assets	307,654	-	19,708	-	327,362
Intangible assets under development	2,552,093	934,245	(3,317,074)	40,011	209,275

Accumulated amortization	(18,684,775)	(1,876,258)	-	-	(20,561,033)
Right to use software	(13,681,086)	(1,412,080)	-	-	(15,093,166)
Authorizations	(4,845,642)	(432,771)	-	-	(5,278,413)
Right to use infrastructure - LT Amazonas	(52,441)	(7,763)	-	-	(60,204)
Other assets	(105,606)	(23,644)	-	-	(129,250)

Total intangible assets, net	10,682,004	(915,045)	-	(98,633)	9,668,326
Right to use software (c)	3,461,555	(1,412,080)	1,041,741	-	3,091,216
Authorizations	2,793,328	(405,803)	2,255,625	(109,770)	4,533,380
Goodwill (d)	1,527,219	-	-	-	1,527,219
Right to use infrastructure - LT Amazonas (e)	145,761	(7,763)	-	(28,874)	109,124
Other assets	202,048	(23,644)	19,708	-	198,112
Intangible assets under development (f)	2,552,093	934,245	(3,317,074)	40,011	209,275

	Balance Dec/17	Additions/ Amortization	Transfers	Disposals	Capitalized interest	Balance for Dec/18

Total cost of intangible assets, gross	28,549,552	1,139,993	(479,811)	(1,270)	158,315	29,366,779
Right to use software	15,957,808	-	1,186,103	(1,270)	-	17,142,641
Authorizations	6,391,394	94,148	1,153,428	-	-	7,638,970
Goodwill	1,527,219	-	-	-	-	1,527,219
Costs with commissions to deferred sales representatives	384,455	-	(384,455)	-	-	-
List of clients	95,200	-	(95,200)	-	-	-
Right to use infrastructure - LT Amazonas	198,202	-	-	-	-	198,202
Other assets	270,687	-	36,967	-	-	307,654
Intangible assets under development	3,724,587	1,045,845	(2,376,654)	-	158,315	2,552,093

Accumulated amortization	(17,237,025)	(1,799,914)	350,894	1,270	-	(18,684,775)
Right to use software	(12,265,391)	(1,416,965)	-	1,270	-	(13,681,086)
Authorizations	(4,497,758)	(347,884)	-	-	-	(4,845,642)
Costs with commissions to deferred sales representatives	(255,694)	-	255,694	-	-	-
List of clients	(95,200)		95,200	-	-	-
Right to use infrastructure - LT Amazonas	(42,531)	(9,910)	-	-	-	(52,441)
Other assets	(80,451)	(25,155)	-	-	-	(105,606)

Total intangible assets, net	11,312,527	(659,921)	(128,917)	-	158,315	10,682,004
Right to use software (c)	3,692,417	(1,416,965)	1,186,103	-	-	3,461,555
Authorizations	1,893,636	(253,736)	1,153,428	-	-	2,793,328
Goodwill (d)	1,527,219	-	-	-	-	1,527,219
Costs with commissions to deferred sales representatives (Note 11.3)	128,761	-	(128,761)	-	-	-
Right to use infrastructure - LT Amazonas (e)	155,671	(9,910)	-	-	-	145,761
Other assets	190,236	(25,155)	36,967	-	-	202,048
Intangible assets under development (f)	3,724,587	1,045,845	(2,376,654)	-	158,315	2,552,093

Intangible assets under development represents the cost of projects in progress related to the acquisition of 4G authorizations and/or other intangible assets during the period of their construction and installation, up to the moment when they enter into operation, where they will be transferred to the corresponding accounts for these assets. In addition, these intangible assets were assessed for impairment as at December 31, 2019 and 2018, with no necessary adjustment.

(b) Amortization rates

Annual rate %

Right to use software	20
Authorizations	5 to 50
Right to use infrastructure	5
Other assets	7 to 10

(c) Right to use software

The costs associated with maintaining software are recognized as expenses as they are incurred. Identifiable and unique development costs that are directly attributable to the design and testing of software products controlled by the Group are recognized as intangible assets when all capitalization criteria are met.

Directly attributable costs, which are capitalized as part of the software product, include costs for employees directly allocated to its development.

(d) Goodwill from previous years

The Company and its subsidiary have the following goodwill based on expectations of future profitability as at December 31, 2019 and 2018:

Goodwill on acquisition of TIM S.A. - The goodwill arising from the acquisition of TIM S.A. (formerly Intelig) in December 2009 in the amount of R$210,015 is based on the subsidiary’s expected profitability. The recoverability of goodwill is tested annually through impairment testing.

Goodwill from TIM Fiber SP and TIM Fiber RJ acquisitions - At the end of 2011, the subsidiary acquired Eletropaulo Telecomunicações Ltda. (which subsequently had its trade name changed to TIM Fiber SP Ltda. – “TIM Fiber SP”) and AES Communications Rio de Janeiro S.A. (which subsequently had its trade name changed to TIM Fiber RJ S.A. – “TIM Fiber RJ”). These companies were SCM providers in the main municipalities of the Greater São Paulo and Greater Rio de Janeiro areas, respectively.

TIM Fiber SP Ltda. and TIM Fiber RJ. S.A. were merged into the subsidiary TIM S.A. on August 29, 2012.

The subsidiary recorded the goodwill allocation related to the purchase of the companies TIM Fiber SP and TIM Fiber RJ, at the end of the purchase price allocation process, in the amount of R$1,159,648.

Goodwill from the acquisition of minority interests in TIM Sul and TIM Nordeste - In 2005, the Company acquired all the shares of the minority shareholders of TIM Sul and TIM Nordeste, in exchange for shares issued by TIM Participações, converting these companies into full subsidiaries. The goodwill resulting from this transaction amounted to R$157,556.

Impairment test

As required by the accounting standards, the Company tests goodwill on business combinations involving TIM Group companies annually for impairment, and the methods and assumptions used by Management in the impairment testing of goodwill mentioned above are summarized below:

The Company’s Management understands that the smaller cash generating units, for the purposes of testing the impairment of goodwill on the purchase of the aforementioned companies, refer to the business at a consolidated level, and therefore should be assessed at the level of TIM Participações. This methodology is aligned with the strategic direction of the Company and its subsidiary.

In 2019 the impairment test was performed comparing the carrying amount with the fair value less the costs of disposal of the asset, as provided in IAS 36.

The fair value calculation considered the hierarchy level within which the fair value measurement of the asset (cash generating unit) is classified. For TIM Participações as there is only one CGU this was classified in its entirety as Level 1, for the disposal costs we consider that it is irrelevant considering the variation between the fair value level 1 and the carrying amount of the cash generating unit.

The fair value of Level 1 instruments comprises instruments traded in active markets and based on quoted market prices at the balance sheet date. A market is viewed as active if quoted prices are readily and regularly available from an exchange, distributor, broker, industry group, pricing service or regulatory agency, and those prices represent actual and regularly occurring market transactions on a purely commercial basis.

In the case of TIM Participações, its securities are traded on BOVESPA with a code (TIMP3) and have a regular trading volume that allows the measurement (Level 1) as the product between the quoted price for the individual asset or liability and the quantity held by the entity.

The measurement was made based on the share value on the balance sheet date and sensitivity tests were also performed and in none of the scenarios was identified any indication of impairment, with the fair value being higher than the carrying amount. Therefore, as the fair value is higher than the carrying amount, it is not necessary to calculate the value in use.

(e)   Infrastructure use rights - LT Amazonas

The subsidiary signed agreements for the right to use the infrastructure of companies that operate electric power transmission lines in Northern Brazil. Such agreements fell within the scope of IFRIC 4 and are classified as financial leases.

Additionally, the subsidiary entered into network infrastructure sharing contracts with Telefônica Brasil S.A. also in the Northern region. In these contracts, both operators optimize resources and reduce their operational costs (Note 15).

(f)   Auction and payment of 4G License 700 MHz

In 2018 the Intangible assets in progress are substantially represented by costs for the development of 4G technology, which included: (i) amounts paid to obtain 4G Licenses; (ii) costs for cleaning the 700 MHZ frequency band; and (iii) financial costs capitalized on qualifiable assets, as detailed below:

(i)	On September 30, 2014, the subsidiary purchased Lot 2 in the Auction of the 700 MHz band in the amount of R$1,739 million. In December 2014, the Company made the payment of R$ 1,678 million, recording the remaining balance payable in the amount of R$ 61 million as a liability (note 18), as provided for in the announcement.

The subsidiary is challenging the remaining balance with Anatel, which is subject to interest rates of 1% p.m. and monetary adjustment at the IGP-DI. These amounts are capitalized by the Company. The impact for the tax year ended December 31, 2019 was R$1,636 (R$5,611 on December 31, 2018) of interest and R$735 (R$5,930 on December 31, 2018) of monetary adjustments.

(ii)	Additionally, as determined in the call notice, the Company has borne the costs for the cleaning of the frequency band purchased. The nominal amount due from the Company in relation to the cleaning of the 700 MHZ frequency of the lot purchased was R$904 million. The Company also had an additional cost of R$295 million related to the portion that has not been bought in the auction, and that was subsequently split by ANATEL among the companies that won the auction, totaling R$1,199 million.

In order to perform the spectrum cleaning activities, in March 2015 TIM, together with other companies that won the auction, have constituted a Redistribution and Digitalization Management Entity for TV and RTV Channels, named “Entidade Administradora da Digitalização", or "EAD”. From 2015 to 2018, TIM, along with the other companies that won the auction, will disburse amounts in accordance with the schedule provided for in the public notice to cover the EAD costs related to these cleaning activities. Because the amount payable of R$1,199 million relates to a long-term obligation, it was reduced by R$47 million through an adjustment to Net Present Value (“NPV”).

The Company made the payments as at April 9, 2015, January 26, 2017 and January 16, 2018 in the amounts of R$370,379, R$858,991 and R$142,862, respectively.

The license mentioned above relates to the concept of a qualifying asset. Consequently, the finance charges on funds raised without a specific destination, used for the purpose of obtaining a qualifying asset, are capitalized at the average rate of 6.90 % per annum in connection with the borrowing and financing in force during the tax year. The amount capitalized during the tax year ended December 31, 2019 was R$38,375 (R$152,480 as at December 31, 2018).

In September 2019, the assets were considered in operation by Management and from this date on, the capitalization of interest and charges on this asset was closed

(g) Other changes

“Other changes” include:

(i)	the remeasurement of amounts of authorizations in accordance with Anatel Resolution 695/18 in the amount of R$109,770;

(ii)	interest capitalized as a result of the acquisition of the 4G license, in accordance with IAS 23 in the amount of R$40,011, since the respective license is an asset that qualifies for interest capitalization.

(iii)	In 2019, the item "Right to use infrastructure - LT Amazonas", had its value remeasured for better alignment with the methodology of the new IFRS 16, removing the projected inflation component on future receipts, in the amount of R$28,874.